Lincoln VULONE2005
Updating Summary Prospectus for Existing Policy Owners
May 1, 2021
The Lincoln National Life Insurance Company

Lincoln Life Flexible Premium Variable Life Account M

This updating summary prospectus for the Policy contains more information about the Policy, including its features, benefits, and risks. You can find the current prospectus and other information about the Policy online at www.lfg.com/VULprospectus. You can also obtain this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The funds’ prospectuses and other shareholder reports will be made available on www.lfg.com/VULprospectus. If you wish to receive future reports in paper, free of charge, please call us at the number listed on the first page of the prospectus, send an email request to CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your Policy.

Updated Infomration about your Policy
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Policy.
Summary of Recent Policy Changes:
•	The following fund(s) name change(s):

Former Fund Name	New Fund Name
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund	LVIP Vanguard Bond Allocation Fund
LVIP Wellington Mid-Cap Value Fund	LVIP Wellington SMID-Cap Value Fund
•	The Board of Trustees of Delaware VIP Trust approved the reorganization of each Series into and with a substantially similar series and class of Lincoln Variable Insurance Products (“LVIP”) Trust as shown in the table below:

Delaware VIP Series will reorganize into…	LVIP Fund
Delaware VIP Diversified Income Series	LVIP Delaware Diversified Income Fund
Delaware VIP High Yield Series	LVIP Delaware High Yield Fund
Delaware VIP Limited-Term Diversified Income Series	LVIP Delaware Limited-Term Diversified Income Fund
Delaware VIP REIT Series	LVIP Delaware REIT Fund
Delaware VIP Smid Cap Core Series	LVIP Delaware SMID Cap Core Fund
Delaware VIP U.S. Growth Series	LVIP Delaware U.S. Growth Fund
Delaware VIP Value Series	LVIP Delaware Value Fund
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Important Information You Should Consider About the Policy
An investment in the contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	For a Full Surrender or Partial Surrender, for up to 15 years from the date of the Policy and up to 15 years from each increase in Specified Amount, you could pay a Surrender Charge of up to $54.00 (5.40%) per $1,000 of the Specified Amount.
	For example, if your Policy has a face amount of $100,000 and you surrender your Policy or take an early withdrawal, you could be assessed a charge of up to $5,400.			• Policy Charges and Fees
Transaction Charges	In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.			• Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)	• In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
• These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, mortality and expense risk charges and Policy Loan interest.
• Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy Specifications page for rates applicable to you.
	• Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:			• Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	1.38%
*As a percentage of Underlying Fund assets.
	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			• Principal Risks of Investing in the Policy
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RISKS	Location in Prospectus
Not a Short-Term Investment	• This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender charges apply for 15 years from the Policy Date and 15 years from the date of any increase in your Specified Amount.
• These charges may reduce the value of your Policy and death benefit.
• Tax deferral is more beneficial to investors with a long-time horizon.	• Principal Risks of Investing in the Policy • Policy Charges and Fees
Risks Associated with Investment Options	• An investment in the Policy is subject to the risk of poor investment performance of the Underlying Funds.
• Each Underlying Fund (including any fixed account investment option) has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.	• Principal Risks of Investing in the Policy
Insurance Company Risks	• Any obligations, guarantees, and benefits of the contract are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life.
• You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.	• Principal Risks of Investing in the Policy • Lincoln Life, the Separate Account and the General Account
Policy Lapse	• Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.
• Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the Policy Lapsed.	• Principal Risks of Investing in the Policy • Lapse and Reinstatement
RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to charge for each transfer between Sub-Accounts in excess of 24 transfers per year.
• We reserve the right to close, add, substitute or remove Sub-Accounts as investment options under the Policies. An Underlying Funds may also be merged into another Underlying Fund.
• When the No-Lapse Guarantee rider is in effect, we reserve the right to restrict certain Sub-Account allocations.	• Transfer Fee • Sub-Account Availability and Substitution of Funds • No-Lapse Enhancement Rider
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	RESTRICTIONS	Location in Prospectus
Optional Benefits	• Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue or selling broker-dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.	• Riders
	TAXES	Location in Prospectus
Tax Implications	• You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
	• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.	• Tax Issues
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Investment professionals typically receive compensation for selling the Policy to investors.
• Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the investment professional is not compensated (or compensated less).
	• Registered representatives may be eligible for certain cash and non-cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.	• Distribution of the Policies and Compensation
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.	Change of Plan (located in the SAI)
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Appendix A: Funds Available Under the policy
The following is a list of funds currently available under the Policy. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the fund, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Global Thematic Growth Portfolio - Class A	0.95%[2]	39.41%	17.32%	9.95%
Long-term growth of capital.	AB VPS Growth and Income Portfolio - Class A This fund is available only to existing Owners as of May 16, 2011. Consult your registered representative.	0.62%[2]	2.72%	9.72%	11.57%
Long-term growth of capital.	AB VPS International Value Portfolio - Class A This fund is available only to existing Owners as of May 21, 2012. Consult your registered representative.	0.91%[2]	2.47%	2.95%	2.39%
Long-term growth of capital.	AB VPS Small/Mid Cap Value Portfolio - Class A	0.83%	3.37%	8.35%	8.75%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century VP Balanced Fund - Class I	0.86%[2]	12.53%	9.59%	8.87%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Protection Fund - Class I This fund is available only to existing Owners as of May 17, 2010. Consult your registered representative.	0.47%	9.81%	4.91%	3.59%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.81%	30.47%	16.26%	12.86%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.99%	29.72%	14.43%	9.43%
Growth of capital.	American Funds Growth Fund - Class 2	0.61%	52.08%	22.75%	16.85%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2	0.55%	13.55%	13.93%	12.74%
Long-term growth of capital.	American Funds International Fund - Class 2	0.80%	13.97%	10.73%	6.68%
High total investment return.	BlackRock Global Allocation V.I. Fund - Class I	0.76%[2]	21.01%	9.42%	6.86%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I	0.85%	15.35%	10.60%	11.03%
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Standard Class	1.23%[2]	25.08%	15.64%	5.09%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Standard Class	0.78%	-1.90%	9.04%	8.67%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A	0.80%	5.71%	4.50%	2.66%
To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the “S&P 500( (Reg. TM)) Index”), which emphasizes stocks of large US companies.	DWS Equity 500 Index VIP Portfolio - Class A This fund is available only to existing Owners as of May 21, 2007. Consult your registered representative.	0.26%[2]	18.10%	14.91%	13.58%
To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000((Reg. TM)) Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP Portfolio - Class A This fund is available only to existing Owners as of May 21, 2007. Consult your registered representative.	0.39%[2]	19.43%	12.93%	10.95%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.71%	30.43%	16.07%	13.40%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.72%	43.75%	21.20%	17.14%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.72%	18.04%	10.96%	9.39%
Long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Service Class This fund is available only to existing Owners as of May 16, 2011. Consult your registered representative.	0.89%	15.49%	9.15%	6.72%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.47%[2]	0.97%	7.22%	6.25%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.73%	-4.85%	6.15%	7.26%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 1 This fund is available only to existing Owners as of May 16, 2011. Consult your registered representative.	0.85%[2]	55.52%	19.83%	14.33%
Long-term growth of capital.	Invesco V.I. International Growth Fund - Series I Shares	0.92%	14.00%	8.82%	6.72%
Maximize long-term total return.	JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	0.92%[2]	15.69%	9.56%	N/A
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.18%[2]	34.08%	18.73%	15.04%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Standard Class	0.93%[2]	34.41%	19.03%	15.33%
Reasonable income by investing primarily in income-producing equity securities.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	0.67%[2]	1.12%	7.56%	6.68%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	0.42%[2]	1.98%	N/A	N/A
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Global Real Estate Fund - Standard Class	0.81%[2]	-2.21%	4.66%	5.21%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.49%	5.28%	3.42%	2.63%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	0.39%[2]	3.34%	N/A	N/A
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	0.69%[2]	23.82%	12.08%	10.03%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	0.74%[2]	27.71%	15.50%	8.41%
Capital Appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class (formerly LVIP ClearBridge QS Select Large Cap Managed Volatility Fund)	0.69%[2]	14.86%	11.95%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Standard Class	0.37%	9.87%	4.99%	4.29%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Standard Class	0.63%[2]	1.36%	2.19%	1.55%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Standard Class (formerly Delaware VIP® Diversified Income Series)	0.54%[2]	11.04%	5.51%	4.37%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Standard Class (formerly Delaware VIP® High Yield Series) This fund is available only to existing Owners as of May 17, 2010. Consult your registered representative.	0.74%[2]	7.24%	7.73%	5.94%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class (formerly Delaware VIP® Limited-Term Diversified Series)	0.53%[2]	4.31%	2.79%	2.10%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Standard Class	0.44%	0.51%	9.64%	9.56%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware REIT Fund - Standard Class (formerly Delaware VIP® REIT Series)	0.83%[2]	-10.41%	2.53%	7.27%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Standard Class (formerly Delaware VIP® Smid Cap Core Series)	0.80%[2]	11.08%	10.21%	11.83%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Standard Class	0.45%	19.69%	14.08%	13.28%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Standard Class (formerly Delaware VIP® U.S. Growth Series)	0.73%	44.13%	16.70%	15.80%
Long-term capital appreciation.	LVIP Delaware Value Fund - Standard Class (formerly Delaware VIP® Value Series)	0.69%[2]	0.41%	8.86%	11.30%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Standard Class This fund is available only to existing Owners as of May 18, 2009. Consult your registered representative.	0.72%[2]	5.62%	6.59%	6.58%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class	0.62%[2]	6.86%	7.22%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	0.77%[2]	-6.42%	3.37%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.40%[2]	16.40%	14.19%	12.85%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	0.49%[2]	15.34%	13.15%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	0.61%[2]	15.30%	10.98%	N/A
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	0.74%[2]	12.66%	7.50%	6.19%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.74%[2]	7.07%	6.43%	5.86%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.71%[2]	5.86%	6.83%	5.56%
Current income consistent with the preservation of capital.	LVIP Global Income Fund - Standard Class	0.70%[2]	6.78%	4.16%	2.62%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.71%[2]	6.10%	6.60%	5.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class	0.42%	0.28%	0.78%	0.40%
Capital Appreciation.	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	0.58%[2]	7.32%	7.92%	N/A
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class	0.68%[2]	5.56%	6.98%	5.71%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	0.79%[2]	1.95%	5.67%	6.19%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class	0.79%[2]	14.54%	12.44%	7.77%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class	0.67%	3.66%	10.20%	10.93%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class	0.78%	-4.97%	4.65%	4.18%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class	0.79%[2]	15.47%	10.15%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class	0.34%[2]	7.49%	4.12%	3.50%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class	0.51%[2]	12.18%	7.46%	5.92%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Structured Allocation Fund - Standard Class	0.57%	9.68%	6.77%	5.54%
To maximize long-term capital appreciation.	LVIP SSGA Developed International 150 Fund - Standard Class	0.40%[2]	-4.10%	4.93%	3.97%
To maximize long-term capital appreciation.	LVIP SSGA Emerging Markets 100 Fund - Standard Class	0.44%[2]	2.65%	6.73%	0.33%
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	0.59%[2]	7.02%	6.64%	5.07%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class	0.37%[2]	7.85%	7.34%	5.20%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Standard Class	0.61%[2]	-0.97%	4.35%	N/A
To maximize long-term capital appreciation.	LVIP SSGA Large Cap 100 Fund - Standard Class	0.36%[2]	2.98%	10.96%	11.31%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class	0.51%	13.83%	9.04%	7.11%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Structured Allocation Fund - Standard Class	0.54%	9.86%	8.02%	6.57%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	0.51%	14.28%	9.73%	7.42%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	0.56%	9.28%	8.38%	6.71%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class	0.23%	18.03%	14.94%	13.60%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	19.20%	12.73%	10.72%
To maximize long-term capital appreciation.	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	0.40%[2]	5.98%	8.74%	8.26%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2010 Fund - Standard Class This fund is available only to existing Owners as of May 18, 2009. Consult your registered representative.	0.69%[2]	12.29%	7.34%	5.81%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class This fund is available only to existing Owners as of May 18, 2009. Consult your registered representative.	0.67%[2]	13.27%	8.28%	6.25%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class This fund is available only to existing Owners as of May 18, 2009. Consult your registered representative.	0.70%[2]	15.25%	8.89%	6.60%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class This fund is available only to existing Owners as of May 18, 2009. Consult your registered representative.	0.72%[2]	16.62%	9.53%	6.86%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Standard Class	0.67%[2]	36.47%	19.11%	16.66%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	0.73%[2]	31.69%	18.67%	14.99%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	0.77%[2]	8.50%	7.78%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class (formerly LVIP Dimensional/Vanguard Total Bond Fund)	0.38%	5.68%	3.58%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class	0.32%[2]	19.82%	14.87%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class	0.35%[2]	10.89%	8.99%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class	0.71%[2]	43.03%	22.76%	17.47%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class (formerly LVIP Wellington Mid- Cap Value Fund)	0.83%[2]	1.77%	7.82%	8.90%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class	0.73%	31.86%	20.28%	16.80%
Total return.	MFS® VIT Total Return Series - Initial Class	0.61%[2]	9.81%	8.86%	8.34%
Total return.	MFS® VIT Utilities Series - Initial Class	0.79%	5.90%	11.37%	9.20%
Growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class This fund is available only to existing Owners as of May 21, 2007. Consult your registered representative.	0.91%	39.98%	17.87%	14.02%
Growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class This fund is available only to existing Owners as of May 21, 2007. Consult your registered representative.	1.04%	-2.62%	5.49%	7.27%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	1.24%[2]	1.35%	2.67%	-5.39%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.49%[2]	-5.07%	0.91%	1.81%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Long-term capital growth.	Templeton Growth VIP Fund - Class 1 This fund is available only to existing Owners as of May 21, 2007. Consult your registered representative.	0.91%	5.99%	6.40%	6.33%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Class 2 Shares	0.55%	8.40%	7.26%	N/A
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares	0.54%	10.60%	9.08%	N/A
[1]	The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.
[2]	This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this funds annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
[3]	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
[4]	The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.

This updating summary prospectus incorporated by reference the prospectus and Statement of Additional Information (SAI) for the policy, both dated May 1, 2021, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
SEC File Nos. 333-111137; 811-08557
EDGAR Contract Identifier C000004409